Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities of significant associates and joint ventures (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($) Rate	Dec. 31, 2020 USD ($)
Disclosure of YPF EE [Line Items]
Total non-current assets	$ 20,601	$ 20,769	$ 18,747
Cash and cash equivalents	1,123	773	611	$ 650
Total current assets	4,434	5,143	4,543
TOTAL ASSETS	25,035	25,912	23,290
Total non-current liabilities	11,064	10,577	11,215
Total current liabilities	4,920	4,783	3,811
Total liabilities	15,984	15,360	15,026
Total shareholders' equity	9,051	10,552	8,264	$ 8,130
Dividends received	276	94	56
Revenues	17,311	18,757	13,682
Interest income	325	319	164
Interest loss	(776)	(712)	(749)
Income tax	(1,020)	(822)	(699)
Operating profit	(1,248)	2,482	699
Net income	(1,277)	2,234	16
Other comprehensive income	(221)	82	115
Total comprehensive income	(1,498)	2,316	131
YPF EE [member]
Disclosure of YPF EE [Line Items]
Total non-current assets	2,102	1,839	1,791
Cash and cash equivalents	114	94	97
Other current assets	152	178	145
Total current assets	266	272	242
TOTAL ASSETS	2,368	2,111	2,033
Financial liabilities (excluding Accounts payable, Provisions and Other liabilities)	720	721	652
Other non-current liabilities	204	97	134
Total non-current liabilities	924	818	786
Financial liabilities (excluding Accounts payable, Provisions and Other liabilities)	188	150	195
Other current liabilities	143	110	128
Total current liabilities	331	260	323
Total liabilities	1,255	1,078	1,109
Total shareholders' equity	1,113	1,033	$ 924
Dividends received	$ 35	$ 25
Closing exchange rates | Rate	806.95	177.06	102.62
Revenues	$ 531	$ 486	$ 442
Interest income	6	41	18
Depreciation and Amortization	(143)	(107)	(96)
Interest loss	(56)	(68)	(80)
Income tax	(266)	(11)	(85)
Operating profit	273	247	225
Net income	(53)	134	66
Other comprehensive income	2,414	585	186
Total comprehensive income	$ 2,361	$ 719	$ 252
Average exchange rates | Rate	294.95	130.71	95.06